Expense Example - iShares Macro AlphaBeta Active ETF - iShares Macro AlphaBeta Active ETF	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271